                                        UAM Funds

                                        Semi-Annual Report




        BHM&S Total Return
          Bond Portfolio
--------------------------------------------------------------------------------
                                        October 31, 1998









                                                                             UAM

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO
                             OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................   8
Statement of Operations.....................................................   9
Statement of Changes in Net Assets..........................................  10
Financial Highlights........................................................  11
Notes to Financial Statements...............................................  13


--------------------------------------------------------------------------------

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

November 19, 1998

Dear Shareholder:

The current fiscal quarter began July 31st with the long Treasury bond at 5.71%. Interest rates declined as concerns deepened over global market conditions. U.S. Treasury investments became "king of the hill' as investors sought the safety of the U.S. dollar. Federal Reserve policy changed on September 29th with the first 25 basis point cut in the Federal Funds rate. Bond market conditions suggested that a credit squeeze was continuing to develop. Corporate and mortgage bonds underperformed Treasuries by the greatest magnitude since the 1990-91 recession. Long Treasuries moved to a new record low yield of 4.72% on October 5th.

On October 15th the Federal Reserve moved again to lower the Federal Funds rate 25 basis points. This October move was unusual as the timing was not at a regularly scheduled meeting. The bond market began to normalize with Treasury rates moving up slightly and yield spreads for investment grade corporate bonds improving. The market on the Treasury bond ended the fiscal quarter on October 31st at 5.15%.

The following table reviews Treasury rates from the short term to the long term.

                            TREASURY INTEREST RATES

TREASURY                                                 7/31/98 10/31/98 CHANGE
--------                                                 ------- -------- ------
3 Month.................................................  5.08     4.32   -0.75
6 Month.................................................  5.19     4.35   -0.84
2 Year..................................................  5.48     4.11   -1.38
5 Year..................................................  5.50     4.23   -1.27
10 Year.................................................  5.49     4.60   -0.89
30 Year.................................................  5.72     5.15   -0.57

Source: Bloomberg

We are a "bottom-value manager" focused not on market timing but on security and sector selection. This process seeks to produce a yield in the portfolio higher than the market benchmark with returns that are less volatile. This philosophy did not perform well in the current fiscal quarter because of the concern over a credit squeeze. The Federal Reserve has signaled a change in policy as discussed above, and the current market valuations represent an outstanding opportunity. We believe that focus on the so-called "spread sectors"-investment grade corporates, mortgages, and asset-backed securities-offers higher return potential. Current

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

strategies combine to produce the portfolio comparisons to the Lehman Aggregate benchmark as shown below.

                                                                       10/31/98
                                                             10/31/98   LEHMAN
                                                               BHM&S   AGGREGATE
                                                             PORTFOLIO   INDEX
                                                             --------- ---------
SUPERIOR RETURNS BELOW AVERAGE VOLATILITY
Yield to Maturity...........................................     6.2%      5.4%
Current Yield...............................................     6.8%      6.6%
Quality.....................................................       AA       AAA
Average Maturity............................................ 9.0 Yrs.  7.7 Yrs.
Modified Duration........................................... 4.7 Yrs.  4.7 Yrs.
SECTORS*
U.S. Treasury/Agency........................................     9.9%     47.5%
Mortgage-Backed.............................................    29.4%     30.9%
Asset-Backed................................................     1.3%      0.9%
Industrial..................................................    28.7%      7.6%
Utility.....................................................     1.9%      3.4%
Finance.....................................................    21.8%      5.8%
Yankee......................................................     1.1%      3.9%
Cash........................................................     4.5%       N/A

*Sectors percentages are based on net assets.

BHMS BOND INVESTMENT STRATEGIES

Overview

Our strategy of maintaining an overweighted position in yield advantaged sectors ("spread product") has not been rewarding in an environment favoring the safety of U.S. Treasury holdings. The panic buying of Treasuries and virtual illiquidity of all other sectors has produced widening in spread premiums not witnessed since the Gulf War induced economic slowdown of 1990-
91. Our disciplined selection process has however continued to produce positive portfolio results, mitigating the impact of recent market turmoil and wider spreads.

Corporates

Liquidity in the "over the counter" bond market is defined by the bid/offer price spread. Investors in fixed income securities during the third quarter of 1998 have experienced a market environment as illiquid as any seen in decades. The literal absence of capital committed to trading desks across Wall Street during the Russian collapse created a vacuum in which there were effectively no bids from the broker community. Coupled with hedge fund liquidations and traditional investors already

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

fully exposed to "spread products", investors' and lenders' appetite for risk disappeared. Yield spreads across the full spectrum of quality ratings and maturities widened dramatically.

Lehman reports option-adjusted spreads for their Corporate Index have doubled since the beginning of 1998, widening 64 bp during the third quarter of 1998 to 123bp. No segment of the bond market was immune to the credit crisis. Higher quality "blue chip" names with solid credit fundamentals and other Asian-resistant names did perform better than those exposed to global commodity concerns and emerging market risks.

BHM&S security selection continues to focus on those individual credits which, while sustaining wider spreads during the panic environment, still evidence positive credit fundamentals. We have maintained our holdings in industrials, banks and finance companies which offer credit rating upgrade potential. Our research effort was again rewarded with the upgrade of Travelers Group to AA2 from AA3 by Moody's on August 28, 1998 while no credits were downgraded. Our year-to-date research success now tallies 11 upgrades vs. 1 downgrade! We also continue to limit exposure in those credits most susceptible to continued global turmoil. Our single investment in the Yankee sector continues to be the relatively safe Canadian Province of Quebec.

Mortgages

If you refinanced last quarter, call your broker back. It may be time to do so again. With the dramatic decline in interest rates across the full spectrum of maturities, these is virtually no single-family mortgage which is not now eligible for refinancing. Mortgage rates are now at lows not seen since the late '60s!

The current rate environment has had the anticipated impact on mortgage-backed securities. With prepayment options so "deep in the money," mortgages spreads have widened significantly. August alone witnessed 35 bp spread widening in Agency pass-through securities. September's financial turmoil raised fears of deleveraging by hedge funds heavily invested in mortgages, further pressuring mortgage spreads. Option-adjusted spreads are consequently now at levels not seen since the 1989 thrift crisis.

Our strategy to underweight the agency pass-through sector has therefore been rewarded. Equally rewarding has been our preference for coupons with the best "call risk" characteristics, namely 6.5-7.5% 30-year paper and 6-7% 15-year issues. Most importantly however has been our disciplined use of empirical duration measures in maintaining our overall portfolio duration target during the spectacular Treasury rally. This environment is a repeat of the first half of 1995 rally which devastated mortgage investors.

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------


INVESTMENT PERFORMANCE

The Portfolio has two separate classes of shares, Institutional Class Shares ("Institutional Shares") and Institutional Service Class Shares ("Service Shares"). For the three months ending October 31, 1998 the total return, encompassing both price change and income, for the Institutional Shares was 2.38% and the return of the Service Shares was 2.29% compared to the Lehman Aggregate Index return of 3.46%.

Since inception on November 1, 1995 through October 31, 1998 the Institutional Shares annualized total return is 22.81% and the return of the Service Shares is 21.86% compared to the Lehman Aggregate Index return of 26.02%. The shortfall in performance for both classes of shares compared to the market index is explained by fund expenses that are not included in the market index's return.


                                     Sincerely,

                                     Barrow, Hanley, Mewhinney & Strauss, Inc.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                      DEFINITION OF THE COMPARATIVE INDEX
                      -----------------------------------
The Lehman Aggregate Bond Index is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                    BHM&S TOTAL RETURN BOND PORTFOLIO
                             OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 CORPORATE BONDS & NOTES - 52.4%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT     VALUE+
                                                        ---------- -----------
 BANKS - 4.8%
  Chase Manhattan Corp., 8.625%, 05/01/02.............. $  400,000 $   435,260
  First Chicago Corp., 9.875%, 08/15/00................    225,000     242,282
  NationsBank Corp., Senior Notes, 7.00%, 09/15/01.....    500,000     517,005
                                                                   -----------
                                                                     1,194,547
                                                                   -----------
 ENERGY - 2.0%
  Louis Dreyfus Natural Gas Corp., 6.875%, 12/01/07....    540,000     514,447
                                                                   -----------
 FINANCIAL SERVICES - 17.0%
  Allstate Corp., 6.90%, 05/15/38......................    520,000     510,652
  Caterpillar Financial Services, Series F, 6.32%,
   09/01/00............................................    825,000     847,456
  Countrywide Home Loan, Series F, 6.38%, 10/08/02.....    400,000     413,252
  Ford Motor Credit Corp.
   6.125%, 04/28/03....................................    345,000     353,849
   6.625%, 06/30/03....................................    450,000     471,033
  General Motors Acceptance Corp., 6.375%, 12/01/01....    450,000     460,805
  Simon Property Group, Inc., 6.625%, 06/15/03.........    625,000     611,317
  Travelers Property Casualty Corp., 6.75%, 04/15/01...    549,000     565,816
                                                                   -----------
                                                                     4,234,180
                                                                   -----------
 INDUSTRIAL - 23.6%
  Auburn Hills Trust, 12.00%, 05/01/20.................    325,000     516,093
  EOP Operating L.P., 6.376%, 02/15/02.................    420,000     414,838
  May Department Stores Co., 7.625%, 08/15/13..........    350,000     388,507
  Occidental Petroleum Corp.
   6.40%, 04/01/03.....................................    240,000     241,718
   6.50%, 04/01/05.....................................    210,000     207,381
  Potash Corp., 7.125%, 06/15/07.......................    425,000     439,127
  R&B Falcon Corp., 7.375%, 04/15/18...................    880,000     867,900
  Sears, Roebuck and Co., 7.41%, 03/30/00..............    300,000     309,273
  #Time Warner Inc. Pass-Through Asset Trust
   Securities,
   6.10%, 12/30/01.....................................    360,000     366,982
  #U.S. Filter Corp., 6.50%, 05/15/03..................    780,000     778,168
  USA Waste Services, Inc., 7.00%, 07/15/28............    475,000     451,363
  Viacom, Inc., 7.75%, 06/01/05........................    540,000     582,028
  Williams Companies, Inc., 6.50%, 08/01/06............    320,000     327,201
                                                                   -----------
                                                                     5,890,579
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    BHM&S TOTAL RETURN BOND PORTFOLIO
                             OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES - CONTINUED
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT     VALUE+
                                                         ---------- -----------
 TECHNOLOGY - 1.9%
  WMX Technologies, Inc., 6.65%, 05/15/05............... $  450,000 $   465,813
                                                                    -----------
 TELECOMMUNICATIONS - 1.4%
  MCI WorldCom, Inc., 6.40%, 08/15/05...................    340,000     353,250
                                                                    -----------
 TRANSPORTATION - 1.2%
  Federal Express Corp., 9.65%, 06/15/12................    250,000     307,578
                                                                    -----------
 UTILITIES - 0.5%
  Southern California Edison Co., 8.25%, 02/01/00.......    115,000     119,499
                                                                    -----------
  TOTAL CORPORATE BONDS & NOTES (Cost $12,928,317)......             13,079,893
                                                                    -----------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES - 9.9%
--------------------------------------------------------------------------------

 U.S. TREASURY BONDS - 7.5%
  10.375%, 11/15/12.....................................    390,000     544,538
  8.125%, 08/15/19......................................  1,000,000   1,337,340
                                                                    -----------
                                                                      1,881,878
                                                                    -----------
 U.S. TREASURY NOTE - 2.4%
  6.125%, 11/15/27......................................    525,000     590,788
                                                                    -----------
  TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $2,480,555)....................................              2,472,666
                                                                    -----------

--------------------------------------------------------------------------------
 AGENCY SECURITIES - 29.4%
--------------------------------------------------------------------------------

 FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.8%
  Gold Pool #E00520
   7.00%, 12/01/12......................................    686,460     700,827
  Gold Pool #E00540
   6.00%, 03/01/13......................................    821,142     824,476
  Gold Pool #C00436
   7.50%, 12/01/25......................................  1,392,429   1,426,794
                                                                    -----------
                                                                      2,952,097
                                                                    -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.5%
  Pool #303972
   7.00%, 07/01/03......................................    109,501     111,090
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    BHM&S TOTAL RETURN BOND PORTFOLIO
                             OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 AGENCY SECURITIES - CONTINUED
-------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT     VALUE+
                                                         ---------- -----------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 17.1%
  Pool #407633
   7.50%, 07/15/25...................................... $  391,791 $   403,419
  Pool #439991
   7.50%, 01/15/27......................................  1,211,133   1,247,080
  Pool #466318
   7.00%, 01/15/28......................................  2,564,102   2,624,999
                                                                    -----------
                                                                      4,275,498
                                                                    -----------
  TOTAL AGENCY SECURITIES (Cost $7,227,675).............              7,338,685
                                                                    -----------

-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES - 1.3%
-------------------------------------------------------------------------------

  Green Tree Financial Corp., Series 1997-2, Class A4
   6.66%, 06/15/28 (Cost $331,547)......................    330,000     332,062
                                                                    -----------

-------------------------------------------------------------------------------
 FOREIGN GOVERNMENT BOND - 1.1%
-------------------------------------------------------------------------------

  Province of Quebec, Global Bond 7.00%, 01/30/07
   (Cost $259,217)......................................    250,000     268,368
                                                                    -----------

-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 4.5%
-------------------------------------------------------------------------------

 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/98, to be repurchased at $1,131,462,
   collateralized by $1,088,390 of various U.S. Treasury
   Notes, 5.50%-14.00%, due 5/15/04-11/15/27, valued at
   $1,131,015 (Cost $1,131,000).........................  1,131,000   1,131,000
                                                                    -----------
  TOTAL INVESTMENTS - 98.6% (Cost $24,358,311)(a).......             24,622,674
                                                                    -----------
  OTHER ASSETS AND LIABILITIES (NET) - 1.4%.............                352,328
                                                                    -----------
  NET ASSETS - 100%.....................................            $24,975,002
                                                                    ===========

+See Note A to Financial Statements.
#144A Security--Certain conditions for public sale may exist.
(a) The cost for federal income tax purposes was $24,358,311. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $264,363. This consisted of aggregate gross unrealized appreciation for all securities of $350,370 and aggregate gross unrealized depreciation for all securities of $86,007.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    BHM&S TOTAL RETURN BOND PORTFOLIO
                             FOR THE SIX MONTHS ENDED OCTOBER 31, 1998
                             (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
 ASSETS
 Investments, at Cost.........................................     $24,358,311
                                                                   ===========
 Investments, at Value........................................     $24,622,674
 Cash.........................................................           1,178
 Interest Receivable..........................................         334,298
 Receivable for Portfolio Shares Sold.........................          91,977
 Receivable for Investments Sold..............................         150,685
 Other Assets.................................................             706
                                                                   -----------
  Total Assets................................................      25,201,518
                                                                   -----------
 LIABILITIES
 Payable for Investments Purchased............................         110,707
 Payable for Portfolio Shares Redeemed........................          76,544
 Payable for Investment Advisory Fees -- Note B...............           4,706
 Payable for Administrative Fees -- Note C....................          14,619
 Payable for Distribution and Service Fees -- Note E..........           5,509
 Payable for Trustees' Fees -- Note G.........................             685
 Other Liabilities............................................          13,746
                                                                   -----------
  Total Liabilities...........................................         226,516
                                                                   -----------
 NET ASSETS...................................................     $24,975,002
                                                                   ===========
 NET ASSETS CONSIST OF:
 Paid in Capital..............................................     $23,303,867
 Undistributed Net Investment Income..........................         185,726
 Accumulated Net Realized Gain................................       1,221,046
 Unrealized Appreciation......................................         264,363
                                                                   -----------
 NET ASSETS...................................................     $24,975,002
                                                                   ===========
 Institutional Class Shares
 NET ASSETS...................................................     $ 4,417,465
 NET ASSET VALUE, Offering and Redemption Price Per Share
  421,924 shares outstanding (unlimited authorization, no par
  value)......................................................          $10.47
                                                                        ======
 Institutional Service Class Shares
 NET ASSETS...................................................     $20,557,537
 NET ASSET VALUE, Offering and Redemption Price Per Share
  1,967,126 shares outstanding (unlimited authorization, no
  par value)..................................................          $10.45
                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    BHM&S TOTAL RETURN BOND PORTFOLIO
                             FOR THE SIX MONTHS ENDED OCTOBER 31, 1998
                             (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 INTEREST INCOME
 Interest...........................................................  $1,140,673
                                                                      ----------
 EXPENSES
 Investment Advisory Fees -- Note B.................................      61,951
 Administrative Fees -- Note C......................................      61,839
 Distribution and Service Fees -- Note E............................      23,461
 Account Services Fees -- Note F....................................      21,136
 Filing and Registration Fees.......................................      11,623
 Printing Fees......................................................       8,645
 Audit Fees.........................................................       7,856
 Custodian Fees -- Note D...........................................       3,758
 Legal Fees.........................................................       2,154
 Trustees' Fees -- Note G...........................................       1,384
 Other Expenses.....................................................       2,502
 Account Service Fees Waived -- Note F..............................     (21,136)
 Investment Advisory Fees Waived -- Note B..........................      (1,833)
                                                                      ----------
  Net Expenses Before Expense Offset................................     183,340
 Expense Offset -- Note A...........................................        (481)
                                                                      ----------
  Net Expenses After Expense Offset.................................     182,859
                                                                      ----------
 NET INVESTMENT INCOME..............................................     957,814
                                                                      ----------
 NET REALIZED GAIN ON INVESTMENTS...................................     685,535
 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS..      (1,822)
                                                                      ----------
 NET GAIN ON INVESTMENTS............................................     683,713
                                                                      ----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $1,641,527
                                                                      ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                         ENDED          YEAR
                                                      OCTOBER 31,      ENDED
                                                          1998       APRIL 30,
                                                      (UNAUDITED)       1998
                                                      ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income.............................  $    957,814  $  1,708,499
  Net Realized Gain.................................       685,535       719,181
  Net Change in Unrealized
   Appreciation/Depreciation........................        (1,822)      340,239
                                                      ------------  ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS.......................................     1,641,527     2,767,919
                                                      ------------  ------------
 DISTRIBUTIONS:
  Net Investment Income
  Institutional Class...............................      (427,217)     (928,980)
  Institutional Service Class.......................      (575,427)     (671,335)
  Net Realized Gain:
  Institutional Class...............................           --        (76,247)
  Institutional Service Class.......................           --        (58,332)
                                                      ------------  ------------
   TOTAL DISTRIBUTIONS..............................    (1,002,644)   (1,734,894)
                                                      ------------  ------------
 CAPITAL SHARE TRANSACTIONS (NOTE K):
  Institutional Class:
  Issued............................................     2,135,959    16,743,202
  In Lieu of Cash Distributions.....................       427,217     1,005,227
  Redeemed..........................................   (18,533,972)  (11,553,123)
                                                      ------------  ------------
   Net Increase (Decrease) from Institutional Class
    Shares..........................................   (15,970,796)    6,195,306
                                                      ------------  ------------
  Institutional Service Class:
  Issued............................................     6,633,999    14,982,887
  In Lieu of Cash Distributions.....................       575,427       722,074
  Redeemed..........................................    (2,560,628)   (4,382,135)
                                                      ------------  ------------
   Net Increase from Institutional Service Class
    Shares..........................................     4,648,798    11,322,826
                                                      ------------  ------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
    TRANSACTIONS....................................   (11,321,998)   17,518,132
                                                      ------------  ------------
   TOTAL INCREASE (DECREASE)........................   (10,683,115)   18,551,157
 NET ASSETS:
  Beginning of Period...............................    35,658,117    17,106,960
                                                      ------------  ------------
  End of Period (including undistributed net
   investment income of $185,726 and $230,556,
   respectively)....................................  $ 24,975,002  $ 35,658,117
                                                      ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                INSTITUTIONAL CLASS
                                      ------------------------------------------
                                      SIX MONTHS
                                         ENDED       YEARS ENDED     NOVEMBER 1,
                                      OCTOBER 31,     APRIL 30,      1995*** TO
                                         1998      ----------------   APRIL 30,
                                      (UNAUDITED)  1998++   1997++     1996++
                                      -----------  -------  -------  -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD..............................   $10.36     $  9.96  $  9.85    $10.00
                                        ------     -------  -------    ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income...............     0.80        0.58     0.60      0.28
 Net Realized and Unrealized Gain
  (Loss) on Investments..............    (0.35)       0.41     0.05     (0.27)
                                        ------     -------  -------    ------
 Total from Investment Operations....     0.45        0.99     0.65      0.01
                                        ------     -------  -------    ------
DISTRIBUTIONS
 Net Investment Income...............    (0.34)      (0.55)   (0.54)    (0.16)
 Net Realized Gain...................      --        (0.04)     --        --
                                        ------     -------  -------    ------
 Total Distributions.................    (0.34)      (0.59)   (0.54)    (0.16)
                                        ------     -------  -------    ------
NET ASSET VALUE, END OF PERIOD.......   $10.47     $ 10.36  $  9.96    $ 9.85
                                        ======     =======  =======    ======
TOTAL RETURN+........................     4.35%**    10.16%    6.75%     0.08%**
                                        ======     =======  =======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
 (Thousands).........................   $4,417     $19,927  $13,062    $2,445
Ratio of Expenses to Average Net
 Assets..............................     0.90%*      0.68%    0.57%     0.61%*
Ratio of Net Investment Income to
 Average Net Assets..................     5.60%*      5.69%    6.01%     5.53%*
Portfolio Turnover Rate..............       71%        210%     151%       55%
Ratio of Voluntarily Waived Fees and
 Expenses Assumed by Affiliates to
 Average Net Assets..................     0.12%*      0.52%    1.16%     4.63%*
Ratio of Expenses to Average Net
 Assets Including Expense Offsets....     0.90%*      0.68%    0.55%     0.55%*

*   Annualized.
**  Not Annualized.
*** Commencement of Operations.
+ Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates during the period.
++  Per share amounts are based on average outstanding shares.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INSTITUTIONAL SERVICE CLASS
                                      -----------------------------------------
                                      SIX MONTHS
                                         ENDED      YEARS ENDED     NOVEMBER 1,
                                      OCTOBER 31,    APRIL 30,      1995*** TO
                                         1998      ---------------   APRIL 30,
                                      (UNAUDITED)  1998++   1997++    1996++
                                      -----------  -------  ------  -----------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................    $ 10.34    $  9.95  $ 9.84    $10.00
                                        -------    -------  ------    ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income..............       0.28       0.56    0.57      0.27
 Net Realized and Unrealized Gain
  (Loss) on Investments.............       0.16       0.40    0.05     (0.27)
                                        -------    -------  ------    ------
 Total from Investment Operations...       0.44       0.96    0.62       --
                                        -------    -------  ------    ------
DISTRIBUTIONS
 Net Investment Income..............      (0.33)     (0.53)  (0.51)    (0.16)
 Net Realized Gain..................        --       (0.04)    --        --
                                        -------    -------  ------    ------
 Total Distributions................      (0.33)     (0.57)  (0.51)    (0.16)
                                        -------    -------  ------    ------
NET ASSET VALUE, END OF PERIOD......    $ 10.45    $ 10.34  $ 9.95    $ 9.84
                                        =======    =======  ======    ======
TOTAL RETURN+.......................       4.26%**    9.85%   6.47%    (0.07)%**
                                        =======    =======  ======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
 (Thousands)........................    $20,558    $15,732  $4,045    $2,871
Ratio of Expenses to Average Net
 Assets.............................       1.15%*     0.95%   0.82%     0.83%*
Ratio of Net Investment Income to
 Average Net Assets.................       5.25%*     5.42%   5.78%     5.44%*
Portfolio Turnover Rate.............         71%       210%    151%       55%
Ratio of Voluntarily Waived Fees and
 Expenses Assumed by Affiliates to
 Average Net Assets.................       0.14%*     0.45%   1.43%     3.99%*
Ratio of Expenses to Average Net
 Assets Including Expense Offsets...       1.15%*     0.94%   0.80%     0.80%*

*   Annualized.
**  Not Annualized.
*** Commencement of Operations.
+ Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates during the period.
++  Per share amounts are based on average outstanding shares.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The BHM&S Total Return Bond Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were composed of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The Portfolio is authorized to offer two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the BHM&S Total Return Bond Portfolio is to provide a maximum long term total return consistent with reasonable risk to principal by investing in investment grade fixed income securities of varying maturities.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Trustees.
    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

  Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.
    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.
    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for paydown gains or losses and the timing of the recognition of gains or losses on investments.
    Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.
    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

  effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Barrow, Hanley, Mewhinney, & Strauss, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio for a monthly fee calculated at an annual rate of 0.35% of average daily net assets for the month. For the period from May 1, 1997 through December 31, 1997, the Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.55% and 0.80% of average daily net assets of the Portfolio's Institutional Class Shares and Service Class Shares, respectively. For the period from January 1, 1998 through April 30, 1998, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.90% and 1.15% of average daily net assets of the Portfolios' Institutional Class Shares and Service Class Shares, respectively.


  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations after October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the six months ended October 31, 1998, UAM Funds Services, Inc. earned $61,839 from the Portfolio as Administrator of which $51,640 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the six months ended October 31, 1998, the Portfolio incurred $179 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------


  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Institutional Service Class Shares ("Service Class Shares") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio may not incur distribution and service fees which exceed an annual rate of 0.75% of the Service Class Shares' net assets, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Service Class Shares' net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees, however the Service Class Shares do pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents.

  F. ACCOUNT SERVICES: The UAM Funds have entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services. The Service Provider has voluntarily agreed to waive a portion of its fees in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.90% and 1.15% of average daily net assets of the Portfolio's Institutional Class Shares and Institutional Service Class Shares, respectively.

  G. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. PURCHASES AND SALES: For the six months ended October 31, 1998, the Portfolio made purchases of $7,339,780 and sales of $14,077,955 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities total $15,985,492 and $20,499,271, respectively.

  I. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  J. OTHER: At October 31, 1998, 100% and 65% of total shares outstanding were held by 2 and 4 record shareholders of the Institutional Class Shares and the Institutional Service Class Shares, respectively, owning 10% or greater of the aggregate total shares outstanding.

  K. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares for the Portfolios, by class, were as follows:

                               INSTITUTIONAL CLASS            INSTITUTIONAL SERVICE
                                     SHARES                       CLASS SHARES
                         ------------------------------- -------------------------------
                           SIX MONTHS         YEAR         SIX MONTHS         YEAR
                              ENDED           ENDED           ENDED           ENDED
                         OCTOBER 31, 1998 APRIL 30, 1998 OCTOBER 31, 1998 APRIL 30, 1998
                         ---------------- -------------- ---------------- --------------
Shares Issued...........       203,711       1,644,535        635,524       1,470,225
In Lieu of Cash
  Distributions.........        40,730          98,356         54,713          70,652
Shares Redeemed.........    (1,745,748)     (1,130,795)      (244,430)       (426,221)
                            ----------      ----------       --------       ---------
Net Increase (Decrease)
  from Capital Share
  Transactions..........    (1,501,307)        612,096        445,807       1,114,656
                            ==========      ==========       ========       =========

  During the year ended April 30, 1998, the Portfolio utilized capital loss carryforwards for federal income tax purposes of totaling $34,317.

  L. SUBSEQUENT EVENTS: UAM Retirement Plan Services, Inc. will no longer provide services pursuant to the Account Services Agreement, effective at the close of business December 31, 1998.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Trustee                                 Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue, 15th Floor
Dallas, TX 75204

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.